Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 36,268	$ 26,791	$ 25,456	$ 39,148	$ 27,045	$ 18,658	$ 16,218	$ 12,992	$ 9,703	$ 9,516	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 35,692	26,557	25,427	39,408	27,425	19,056	16,680	13,466	10,153	10,015	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 38,408	28,377	26,977	41,468	28,668	19,771	17,177	13,764	10,292	10,087	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,182	9,772	9,324
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,951,363	2,911,179	2,759,717	4,234,820	2,918,708	2,007,554	1,739,830	1,389,867	1,036,210	1,012,481	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 3,986,310	2,933,632	2,778,563	4,258,276	2,932,342	2,015,219	1,743,509	1,392,802	1,037,697	1,013,183	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,304	23,432	21,621	25,896	17,995	16,337	14,397	13,506	10,894	10,448	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 14,202	10,302	9,505
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	2,343,249	2,162,097	2,589,612	1,799,520	1,633,747	1,439,664	1,350,625	1,089,406	1,044,847	1,000,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,230,429	$ 2,343,249	$ 2,162,097	$ 2,589,612	$ 1,799,520	$ 1,633,747	$ 1,439,664	$ 1,350,625	$ 1,089,406	$ 1,044,847	$ 1,000,000